Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-lived intangible assets:
Gross Carrying Amount	$ 300,355	$ 283,644	$ 234,418
Accumulated Amortization	(42,253)	(31,862)	(20,780)
Net Carrying Value	258,102	251,782	213,638
Customer Relationships [Member]
Finite-lived intangible assets:
Gross Carrying Amount	259,907	245,274	198,768
Accumulated Amortization	(29,878)	(21,819)	(13,581)
Net Carrying Value	230,029	223,455	185,187
Trade Names [Member]
Finite-lived intangible assets:
Gross Carrying Amount	13,775	13,775	13,775
Accumulated Amortization	(3,906)	(3,369)	(2,656)
Net Carrying Value	9,869	10,406	11,119
Indefinite-lived intangible assets:
Gross Carrying Amount	163,768	152,740	119,868
Net Carrying Value		152,740	119,868
Technology [Member]
Finite-lived intangible assets:
Gross Carrying Amount	26,673	24,595	21,875
Accumulated Amortization	(8,469)	(6,674)	(4,543)
Net Carrying Value	$ 18,204	$ 17,921	$ 17,332